OMB Number: 3235-0675

Expires: March 31, 2014

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

LNR Property LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

    X    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2012 to December 31, 2012

Date of Report (Date of filing): February 8, 2013

Commission File Number of securitizer: 025-00819

Central Index Key Number of securitizer: 0001548406

Carlos R. Piñeiro, (305) 695-5904

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure (1)

No Activity to Report.

1 LNR Property LLC is filing this Form ABS-15G with respect to transactions for which it is the sponsor that are not covered by other filings made by affiliated sponsors.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

LNR Property LLC
Date: February 8, 2013	By:	/s/ Shahram M. Siddiqui
Name: Shahram M. Siddiqui
Title: Executive Vice President
(senior officer in charge of securitization of the securitizer)